Performance B.6.3 Deferred tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	$ (34,000,000)	$ (12,000,000)
(Charge)/credit to income statement	52,000,000	(3,000,000)
Change in scope		(6,000,000)
Charge to Other Comprehensive Income	1,000,000	1,000,000
Exchange differences	(11,000,000)	(12,000,000)
Transfers to Assets Held for Sale	(48,000,000)
End of period	56,000,000	(34,000,000)
Deferred tax assets	(204,000,000)	(180,000,000)	[1]	$ (197,000,000)
Deferred tax liabilities	148,000,000	214,000,000	[1]	209,000,000
Deductible temporary differences	5,696,000,000	5,076,000,000
Unrecognized tax losses	5,535,000,000	4,856,000,000		4,668,000,000
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	640,000,000
Deferred tax assets, intragroup dividends	25,000,000	26,000,000		11,000,000
Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(31,000,000)	(235,000,000)		(189,000,000)
Deferred tax liabilities	31,000,000	235,000,000		189,000,000
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(130,000,000)	(142,000,000)
(Charge)/credit to income statement	29,000,000	23,000,000
Change in scope		(9,000,000)
Charge to Other Comprehensive Income	0	0
Exchange differences	0	(2,000,000)
Transfers to Assets Held for Sale	(57,000,000)
End of period	(44,000,000)	(130,000,000)
Deductible temporary differences	90,000,000	117,000,000
Fixed assets | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(109,000,000)	(97,000,000)		(97,000,000)
Deferred tax liabilities	153,000,000	227,000,000		239,000,000
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	156,000,000	187,000,000
(Charge)/credit to income statement	(131,000,000)	(27,000,000)
Change in scope		0
Charge to Other Comprehensive Income	0	0
Exchange differences	(3,000,000)	(4,000,000)
Transfers to Assets Held for Sale	0
End of period	22,000,000	156,000,000
Deductible temporary differences	5,535,000,000	4,856,000,000
Unused tax losses | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(22,000,000)	(156,000,000)		(187,000,000)
Deferred tax liabilities	0	0		0
Unremitted earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(26,000,000)	(11,000,000)
(Charge)/credit to income statement	1,000,000	(15,000,000)
Change in scope		0
Charge to Other Comprehensive Income	0	0
Exchange differences	0	0
Transfers to Assets Held for Sale	0
End of period	(25,000,000)	(26,000,000)
Deferred tax liabilities	0	725,000,000		621,000,000
Unremitted earnings | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0		0
Deferred tax liabilities	25,000,000	26,000,000		11,000,000
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(34,000,000)	(46,000,000)
(Charge)/credit to income statement	153,000,000	16,000,000
Change in scope		3,000,000
Charge to Other Comprehensive Income	1,000,000	1,000,000
Exchange differences	(8,000,000)	(6,000,000)
Transfers to Assets Held for Sale	9,000,000
End of period	103,000,000	(34,000,000)
Deductible temporary differences	71,000,000	103,000,000
Other | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(104,000,000)	(162,000,000)		(102,000,000)
Deferred tax liabilities	1,000,000	196,000,000		148,000,000
Less than 1 year
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	0	1,000,000		3,000,000
1 to 5 years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	3,000,000	2,000,000		3,000,000
After five years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,598,000,000	1,232,000,000		1,089,000,000
No expiry
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	$ 3,934,000,000	$ 3,621,000,000		$ 3,573,000,000

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.